Income Taxes - Schedule of Deferred Tax Asset Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Valuation Allowance [Line Items]
Balance at Beginning of Period	$ 141,101	$ 148,426	$ 77,644
Balance at End of Period	266,448	141,101	148,426
Charged to Costs and Expenses
Valuation Allowance [Line Items]
Increase (decrease) in valuation allowance	125,347	87,552	70,782
Charged to Other Accounts
Valuation Allowance [Line Items]
Increase (decrease) in valuation allowance	0	4,916	0
Deductions
Valuation Allowance [Line Items]
Increase (decrease) in valuation allowance	$ 0	$ (99,793)	$ 0